Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements

(3)   Fair Value Measurements

ASC 820, “Fair Value Measurements”, provides guidance on the development and disclosure of fair value measurements. The Company follows this guidance for fair value measurements, which defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

Level 1:   Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2:   Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3:   Unobservable inputs which are supported by little or no market activity with values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of the dates of the Company’s balance sheets herein. The carrying amount of cash and accounts payable and accrued liabilities approximated fair value as they are short term in nature.

(3)   Fair Value Measurements

ASC 820, Fair Value Measurements, provides guidance on the development and disclosure of fair value measurements. The Company follows this guidance for fair value measurements, which defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

Level 1:   Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2:   Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3:   Unobservable inputs which are supported by little or no market activity with values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2021 and 2020. The carrying amount of cash and accounts payable and accrued liabilities approximated fair value as they are short term in nature. The guidance in ASC 815, Derivatives and Hedging, required that we mark the fair value of our common stock warrant liability to market and recognize the change in valuation in our statements of operations each reporting period. Determining the warrant liability to be recorded required us to develop estimates to be used in calculating the fair value of the related warrant. The fair value of the related warrants was estimated based on a Black-Scholes model at the reporting date. The estimated fair value of the warrant liability and the derivative liability (“embedded put features”) included in the convertible promissory notes represent Level 3 measurements. The following table details the fair value measurement within the fair value hierarchy of the Company’s financial instruments, which includes the Level 3 liabilities:

	Fair value measurements as of
	December 31, 2020, using:
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$—	$—	$1,751,000	$1,751,000
Warrant liability	—	—	29,376	29,376
	$—	$—	$1,780,376	$1,780,376

Fair value measurements as of
December 31, 2021, using:
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$—	$—	$—	$—
Warrant liability	—	—	—	—
	$—	$—	$—	$—

During the years ended December 31, 2021 and 2020, there were no transfers between Level 1, Level 2 and Level 3.

A summary of the changes in the fair value of Level 3 financial instruments for the year ended December 31, 2021, is as follows:

Balance, December 31, 2020	$1,780,376
Changes in fair value of derivative liability	867,000
Extinguishment of liability on conversion of Notes	(2,647,376)
Changes in fair value of warrant liability	6,109
Extinguishment of liability on exercise of warrants	(6,109)
Balance, December 31, 2021	$—

For further discussion of the derivative liabilities, see Note 9. For further discussion of the warrant liability, see Note 11.